Long-term debt	12 Months Ended
Dec. 31, 2011
Long-term debt [Abstract]
Long-term debt

20    Long-term debt

(in millions of Canadian dollars)		Maturity	Currency in which payable		2011	2010
6.250%	10-year Notes (A)	Oct. 2011	US	$	$ –	$ 250
5.750%	5-year Notes (A)	May 2013	US		$–	103
6.500%	10-year Notes (A)	May 2018	US		$279	273
6.250%	10-year Medium Term Notes (A)	June 2018	CDN		$373	373
7.250%	10-year Notes (A)	May 2019	US		$355	345
9.450%	30-year Debentures (A)	Aug. 2021	US		$254	248
5.100%	10-year Debentures (A)	Jan. 2022	CDN		$125	–
4.500%	10-year Debentures (A)	Jan. 2022	US		$250	–
4.450%	12.5-year Notes (A)	Mar. 2023	US		$354	347
7.125%	30-year Debentures (A)	Oct. 2031	US		$356	348
5.750%	30-year Debentures (A)	Mar. 2033	US		$246	249
5.950%	30-year Notes (A)	May 2037	US		$450	440
6.450%	30-year Notes (A)	Nov. 2039	CDN		$400	400
5.750%	30-year Debentures (A)	Jan. 2042	US		$248	–
Secured Equipment Loan (B)		Aug. 2015	CDN		$116	128
5.41%	Senior Secured Notes (C)	Mar. 2024	US		$120	121
6.91%	Secured Equipment Notes (D)	Oct. 2024	CDN		$186	194
5.57%	Senior Secured Notes (E)	Dec. 2024	US		$63	63
7.49%	Equipment Trust Certificates (F)	Jan. 2021	US		$102	103
3.88%	Senior Secured Notes Series A & B (G)	Oct./Dec. 2026	US		$141	–
Other long-term loans (nil% - 5.50%)		2014 -2024	US		$2	4
Obligations under capital leases (4.90% - 7.63%) (H)		2012 -2026	US		$285	287
Obligations under capital leases (12.77%) (H)		Jan. 2031	CDN		$3	3

					4,708	4,279
Perpetual 4% Consolidated Debenture Stock (I)			US		$31	30
Perpetual 4% Consolidated Debenture Stock (I)			GB		£6	6

					4,745	4,315
Less: Long-term debt maturing within one year					50	282

					$ 4,695	$ 4,033

At December 31, 2011, the gross amount of long-term debt denominated in U.S. dollars was US$3,508 million (2010 – US$3,234 million).

Annual maturities and principal repayment requirements, excluding those pertaining to capital leases, for each of the five years following 2011 are (in millions): 2012 – $42; 2013 – $45; 2014 – $47; 2015 – $122; 2016 – $29.

A.  These debentures and notes pay interest semi-annually and are unsecured, but carry a negative pledge.

On September 30, 2011, the Company redeemed US$101 million 5.75% Notes due in May 2013 with a carrying amount of $107 million pursuant to a call offer for a total cost of $113 million. Upon redemption of the Notes a net loss of $9 million was recognized, to “Other income and charges”. The loss consisted largely of a redemption premium paid to note holders to redeem the Notes.

On September 13, 2011, the Company announced a cash tender offer and consent solicitation for any or all its outstanding US$246 million 6.25% Notes due October 15, 2011. Notes tendered with a principal value of US$204 million were redeemed on October 12, 2011, and the remaining US$42 million Notes not tendered were redeemed on October 17, 2011. Upon redemption of the Notes a net loss of $1 million was recognized to “Other income and charges”.

During December 2011, the Company issued $125 million 5.10% 10-year Notes, US$250 million 4.50% 10-year Notes and US$250 million 5.75% 30-year Notes. Net proceeds from these offerings were $618 million and were largely used to make a $600 million voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

During 2010, the Company issued US$350 million of 4.45% Notes due March 15, 2023. Net proceeds from this offering were $355 million and were used to make a voluntary prepayment to the Company’s main Canadian defined benefit pension plan.

During 2009, the Company issued US$350 million 7.25% 10-year Notes for net proceeds of approximately $409 million. The proceeds from this offering contributed to the repurchase of debt with a carrying amount of $555 million, net of deferred costs of $1 million, pursuant to a tender offer for a total cost of $572 million. Upon repurchase of the debt a net loss of $17 million was recognized to “Other income and charges”. The loss consisted largely of premiums paid to bond holders to tender their debt, and the write-off of unamortized fees, partly offset by a fair value adjustment (gain) recognized on the unwind of interest rate swaps associated with the 6.250% Notes that were repurchased. The following table summarizes the principal amount, carrying amount and cost to redeem repurchased debt:

(in millions)	Maturity	Principal amount in USD		Carrying amount in CDN (2)	Cost to redeem in CDN
6.25% Notes	2011	$154		$184	$185
5.75% Notes	2013	299		343	359
6.50% Notes	2018	25	(1)	28	28

Total debt tendered		$478		$555	$572

(1) Includes US$3 million principal amount of debt repurchased prior to commencement of the debt tender.

(2) Net of deferred costs of $1 million.

During 2009, the Company issued $400 million 6.45% 30-year Notes. Net proceeds from this offering were $398 million. The proceeds from this offering were used for general corporate purposes.

B.  The Secured Equipment Loan is collateralized by specific locomotive units with a carrying value of $113 million at December 31, 2011. The floating interest rate is calculated based on a six-month average Canadian Dollar Offered Rate (calculated based on an average of Bankers’ Acceptance rates) plus 53 basis points (2011 – 1.94%; 2010 – 1.39%; 2009 – 1.82%). The Company makes blended payments of principal and interest semi-annually. Final repayment of the remaining principal balance of $53 million is due in August 2015.

C.  The 5.41% Senior Secured Notes are collateralized by specific locomotive units with a carrying value of $153 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest. Final repayment of the remaining principal of US$44 million is due in March 2024.

D.  The 6.91% Secured Equipment Notes are full recourse obligations of the Company collateralized by a first charge on specific locomotive units with a carrying value of $154 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest up to and including October 2024.

E.  During 2009, the Company issued US$65 million of 5.57% Senior Secured Notes for net proceeds of $67 million. The Notes are secured by specific locomotive units and other rolling stock with a combined carrying value of $69 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2024. Final repayment of the remaining principal of US$31 million is due in December 2024.

F.  The 7.49% Equipment Trust Certificates are secured by specific locomotive units with a carrying value of $108 million at December 31, 2011. The Company makes semi-annual payments that vary in amount and are interest-only payments or blended principal and interest payments. Final repayment of the remaining principal of US$11 million is due in January 2021.

G.  During 2011, the Company issued US$139 million 3.88% Series A and B Senior Secured Notes due in 2026 for net proceeds of $139 million. These Notes are secured by locomotives previously acquired by the Company with a carrying value of $139 million at December 31, 2011. The Company pays equal blended semi-annual payments of principal and interest up to and including December 2026. Final repayment of the remaining principal of US$69 million is due in the fourth quarter of 2026.

H.  At December 31, 2011, capital lease obligations included in long-term debt were as follows:

(in millions of Canadian dollars)	Year	Capital leases
Minimum lease payments in:
	2012	$28
	2013	29
	2014	162
	2015	14
	2016	14
	Thereafter	180

Total minimum lease payments		427
Less: Imputed interest		(139)

Present value of minimum lease payments		288
Less: Current portion		(8)

Long-term portion of capital lease obligations		$280

During the year the Company had no additions to property, plant and equipment under capital lease obligations (2010 – $1 million; 2009 –$1 million).

The carrying value of the assets collateralizing the capital lease obligations was $351 million at December 31, 2011.

I.  The Consolidated Debenture Stock, authorized by an Act of Parliament of 1889, constitutes a first charge upon and over the whole of the undertaking, railways, works, rolling stock, plant, property and effects of the Company, with certain exceptions.